DEFERRED REVENUES (Details Narrative) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Apr. 01, 2023	Mar. 31, 2023	Apr. 01, 2022
Notes and other explanatory information [abstract]
Deferred revenues	$ 374,711	$ 322,826	$ 335,666	$ 335,666	$ 316,711